DEI Document	6 Months Ended
Jun. 30, 2019
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	File exhibits
Entity Registrant Name	Diamondback Energy, Inc.
Entity Central Index Key	0001539838
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false